FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS	FINANCIAL INVESTMENTS
a)Accounting policy
They are financial assets, measured at amortized cost, subject to a significant risk of change in value, not classified as cash and cash equivalents.
b)Breakdown

	12.31.2023	12.31.2022
Guarantee for legal proceedings(1)	36,169	43,522
Investment fund – FDIC	1,148	1,016
Total	37,317	44,538

Current	1,148	1,016
Non-current	36,169	43,522

(1)Refer to financial investments in guarantees for lawsuits (Notes 20 and 34.b).